INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

The provision for income taxes for the years ended September 30, 2014, 2013, and 2012, consisted of the following:

	For the Year Ended September 30, 2014
	Federal	State	Valuation Allowance	Total
	(dollars in thousands)
Current	$2,398	$214	$—	$2,612
Deferred	(6,308)	(487)	11	(6,784)
Total	$(3,910)	$(273)	$11	$(4,172)

	For the Year Ended September 30, 2013
	Federal	State	Valuation Allowance	Total
	(dollars in thousands)
Current	$5,776	$(1,005)	$—	$4,771
Deferred	(714)	226	11	(477)
Total	$5,062	$(779)	$11	$4,294

	For the Year Ended September 30, 2012
	Federal	State	Valuation Allowance	Total
	(dollars in thousands)
Current	$10,548	$295	$—	$10,843
Deferred	(4,373)	(436)	10	(4,799)
Total	$6,175	$(141)	$10	$6,044

Schedule of reconciliation of actual tax expense and the expected tax expense computed by applying the applicable United States federal corporate tax rates to income before income taxes
The actual tax expense for the fiscal years ended 2014, 2013, and 2012 differs from the computed ‘expected’ tax expense (benefit) for those years (computed by applying the currently applicable United States federal corporate tax rates of 35% to income before income taxes) as follows:

	As of and for the Years Ended September 30,
	2014	2013	2012
	(dollars in thousands)
Computed ‘expected’ tax (benefit)/expense	$(14,859)	$4,795	$6,325
State tax (net of federal tax effect)	(370)	(419)	(241)
Other, net	41	(82)	(40)
Goodwill impairment	11,016	—	—
Total	$(4,172)	$4,294	$6,044

Schedule of tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities as of September 30, 2014 and 2013 are presented below:

	As of and for the Years Ended September 30,
	2014	2013
	(dollars in thousands)
Deferred tax assets:
Allowance for credit losses	$12,082	$11,915
Accrued expenses	5,525	139
Unearned insurance reserves	2,368	2,764
Intangible assets	166	—
Uncertain tax positions	159	174
Fair value adjustment of acquisitions	45	77
State net operating losses and credits	42	34
Other	398	165
Total deferred tax assets	20,785	15,268
Valuation allowance	(32)	(21)
Deferred tax assets, net of valuation allowance	20,753	15,247

Deferred tax liabilities:
Depreciation	16	56
Intangible assets	—	1,241
Other	68	70
Total deferred tax liabilities	84	1,367

Net deferred tax assets	$20,669	$13,880

Schedule of reconciliation of unrecognized tax benefits
A reconciliation of unrecognized tax benefits for fiscal year 2014, 2013 and 2012 is as follows:

	As of and for the Years Ended September 30,
	2014	2013	2012
	(dollars in thousands)
Balance, beginning of period	$346	$702	$1,368
Increase of tax positions taken in current periods	24	30	10
Increase of tax positions taken in prior periods	6	594	86
Decrease of tax positions taken in prior periods	—	(558)	—
Decrease due to lapse of applicable statute of limitations	(67)	(422)	(762)
Balance, end of period	$309	$346	$702